Investment Tax Credits	12 Months Ended
Dec. 31, 2021
Investment Tax Credits [Abstract]
Investment Tax Credits	Investment Tax CreditsInvestment tax credits, arising from qualifying scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2021, investment tax credits of $7.7 (2020 – $10.5) were recorded.